Shareholder Report, Holdings (Details) - GreenFi Redwood Fund	Sep. 30, 2024
Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Visa Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Take-Two Interactive Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Marsh & McLennan Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Eli Lilly & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%